Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton China World Fund
Entity Central Index Key	0000909226
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Templeton China World Fund
Class Name	Class A
Trading Symbol	TCWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton China World Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$171	1.85%
[1],[2]
Expenses Paid, Amount	$ 171	[1]
Expense Ratio, Percent	1.85%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Templeton China World Fund returned -14.63%. The Fund compares its performance to the MSCI China Index-NR, which returned -2.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, utilities and energy were the largest absolute contributors.
↑	Tencent Holdings, an information technology company, was a key contributor to the Fund’s absolute performance. Its share price rose on the back of its results for the past two quarters.
↑	China Yangtze Power, a power generation company, as the company reported strong net profit growth and higher hydropower generation.

Top detractors from performance:
↓	By sector, consumer discretionary, consumer staples and health care were the largest absolute detractors.
↓
WuXi Biologics, a specialist biotechnology contract development and manufacturer, was a large detractor from absolute returns. Its shares declined amid geopolitical uncertainty (not held at period-end).

↓	Baidu, an online search platform, on the back of its results for the past few quarters.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	-14.63	-9.64	-3.89
Class A (with sales charge)	-19.32	-10.65	-4.43
MSCI China Index-NR	-2.77	-3.40	0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 57,373,796
Holdings Count | $ / shares	40	[3]
Advisory Fees Paid, Amount	$ 662,904
Investment Company Portfolio Turnover	34.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$57,373,796
Total Number of Portfolio Holdings*	40
Total Management Fee Paid	$662,904
Portfolio Turnover Rate	34.05%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On July 17, 2024, the Board of Trustees approved a proposal to reorganize the Fund with and into the Templeton Developing Markets Trust. If approved by shareholders, the reorganization will occur on or about October 22, 2024. This is a summary of a planned change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton China World Fund
Class Name	Class C
Trading Symbol	TCWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton China World Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$240	2.60%
[4],[5]
Expenses Paid, Amount	$ 240	[4]
Expense Ratio, Percent	2.60%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Templeton China World Fund returned -15.31%. The Fund compares its performance to the MSCI China Index-NR, which returned -2.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, utilities and energy were the largest absolute contributors.
↑	Tencent Holdings, an information technology company, was a key contributor to the Fund’s absolute performance. Its share price rose on the back of its results for the past two quarters.
↑	China Yangtze Power, a power generation company, as the company reported strong net profit growth and higher hydropower generation.

Top detractors from performance:
↓	By sector, consumer discretionary, consumer staples and health care were the largest absolute detractors.
↓
WuXi Biologics, a specialist biotechnology contract development and manufacturer, was a large detractor from absolute returns. Its shares declined amid geopolitical uncertainty (not held at period-end).

↓	Baidu, an online search platform, on the back of its results for the past few quarters.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	-15.31	-10.31	-4.60
Class C (with sales charge)	-16.15	-10.31	-4.60
MSCI China Index-NR	-2.77	-3.40	0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 57,373,796
Holdings Count | $ / shares	40	[6]
Advisory Fees Paid, Amount	$ 662,904
Investment Company Portfolio Turnover	34.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$57,373,796
Total Number of Portfolio Holdings*	40
Total Management Fee Paid	$662,904
Portfolio Turnover Rate	34.05%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On July 17, 2024, the Board of Trustees approved a proposal to reorganize the Fund with and into the Templeton Developing Markets Trust. If approved by shareholders, the reorganization will occur on or about October 22, 2024. This is a summary of a planned change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton China World Fund
Class Name	Class R6
Trading Symbol	FCWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton China World Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$137	1.48%
[7],[8]
Expenses Paid, Amount	$ 137	[7]
Expense Ratio, Percent	1.48%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Templeton China World Fund returned -14.29%. The Fund compares its performance to the MSCI China Index-NR, which returned -2.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, utilities and energy were the largest absolute contributors.
↑	Tencent Holdings, an information technology company, was a key contributor to the Fund’s absolute performance. Its share price rose on the back of its results for the past two quarters.
↑	China Yangtze Power, a power generation company, as the company reported strong net profit growth and higher hydropower generation.

Top detractors from performance:
↓	By sector, consumer discretionary, consumer staples and health care were the largest absolute detractors.
↓
WuXi Biologics, a specialist biotechnology contract development and manufacturer, was a large detractor from absolute returns. Its shares declined amid geopolitical uncertainty (not held at period-end).

↓	Baidu, an online search platform, on the back of its results for the past few quarters.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	-14.29	-9.25	-3.46
MSCI China Index-NR	-2.77	-3.40	0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 57,373,796
Holdings Count | $ / shares	40	[9]
Advisory Fees Paid, Amount	$ 662,904
Investment Company Portfolio Turnover	34.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$57,373,796
Total Number of Portfolio Holdings*	40
Total Management Fee Paid	$662,904
Portfolio Turnover Rate	34.05%
[9]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On July 17, 2024, the Board of Trustees approved a proposal to reorganize the Fund with and into the Templeton Developing Markets Trust. If approved by shareholders, the reorganization will occur on or about October 22, 2024. This is a summary of a planned change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton China World Fund
Class Name	Advisor Class
Trading Symbol	TACWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton China World Fund for the period September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$149	1.60%
[10],[11]
Expenses Paid, Amount	$ 149	[10]
Expense Ratio, Percent	1.60%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Advisor Class shares of Templeton China World Fund returned -14.36%. The Fund compares its performance to the MSCI China Index-NR, which returned -2.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, utilities and energy were the largest absolute contributors.
↑	Tencent Holdings, an information technology company, was a key contributor to the Fund’s absolute performance. Its share price rose on the back of its results for the past two quarters.
↑	China Yangtze Power, a power generation company, as the company reported strong net profit growth and higher hydropower generation.

Top detractors from performance:
↓	By sector, consumer discretionary, consumer staples and health care were the largest absolute detractors.
↓
WuXi Biologics, a specialist biotechnology contract development and manufacturer, was a large detractor from absolute returns. Its shares declined amid geopolitical uncertainty (not held at period-end).

↓	Baidu, an online search platform, on the back of its results for the past few quarters.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	-14.36	-9.40	-3.64
MSCI China Index-NR	-2.77	-3.40	0.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2023
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 57,373,796
Holdings Count | $ / shares	40	[12]
Advisory Fees Paid, Amount	$ 662,904
Investment Company Portfolio Turnover	34.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$57,373,796
Total Number of Portfolio Holdings*	40
Total Management Fee Paid	$662,904
Portfolio Turnover Rate	34.05%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On July 17, 2024, the Board of Trustees approved a proposal to reorganize the Fund with and into the Templeton Developing Markets Trust. If approved by shareholders, the reorganization will occur on or about October 22, 2024. This is a summary of a planned change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.81%.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 2.56%.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.44%.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
1	Includes non-recurring merger related expenses. Excluding these costs, net expenses would have been 1.56%.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.